SUBSEQUENT EVENTS (Details) £ in Millions, $ in Millions, $ in Millions, ₨ in Billions						2 Months Ended				3 Months Ended
	Feb. 26, 2026 INR (₨)	Feb. 26, 2026 USD ($) MW GW	Feb. 25, 2026	Feb. 23, 2026	Nov. 10, 2025 USD ($)	Feb. 26, 2026 INR (₨) shares	Feb. 26, 2026 USD ($) MW GW shares	Feb. 26, 2026 GBP (£) shares	Feb. 26, 2026 CAD ($) shares	Sep. 30, 2025 USD ($) MW	Feb. 27, 2026 GW	Feb. 27, 2026 MW	Feb. 26, 2026 CAD ($) MW GW	Dec. 31, 2025 USD ($) MW	Dec. 31, 2025 CAD ($) MW	Dec. 31, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Portion of ownership interest in joint venture sold										6.00%
Hydro power capacity | MW										45				833	833
Proceeds, net of transaction costs										$ 9
Proceeds from issuing shares					$ 650
Series 7 (C$175)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount															$ 175
Medium term notes
Disclosure of non-adjusting events after reporting period [line items]
Notional amount														$ 3,187		$ 3,008
Borrowings, interest rate														4.50%	4.50%	4.40%
Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Proceeds, net of transaction costs										$ 45
Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Proceeds, net of transaction costs							$ 316
Other disposals of assets | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Proceeds, net of transaction costs							1,300
At The Market Equity Program
Disclosure of non-adjusting events after reporting period [line items]
Amount authorized for issuance in ATM equity program		$ 400					$ 400
Number of shares issued in the period (in shares) | shares						635,247	635,247	635,247	635,247
Proceeds from issuing shares							$ 28
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased and cancelled (in shares) | shares						635,247	635,247	635,247	635,247
Number of shares repurchased and cancelled							$ 20
Major ordinary share transactions | Series 7 (C$175)
Disclosure of non-adjusting events after reporting period [line items]
Payments to acquire or redeem entities shares									$ 175
Issue Of Borrowings | Series 20 | Medium term notes
Disclosure of non-adjusting events after reporting period [line items]
Notional amount													$ 500
Borrowings, interest rate		5.204%					5.204%						5.204%
403 MW United States Hydroelectirc Asset, Interest Two | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Portion of ownership interest in joint venture sold						25.00%	25.00%	25.00%	25.00%
Hydro power capacity | MW		403					403						403
Proceeds, net of transaction costs							$ 111
403 MW United States Hydroelectirc Asset, Interest Two | Other disposals of assets | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Proceeds, net of transaction costs							230
2.3 MW Operating Wind Assets In United State | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Hydro power capacity											2.3	2.3
Proceeds, net of transaction costs							$ 316
Utility-scale solar & storage | GW		2.3					2.3						2.3
Disposal group, percentage sold						66.60%	66.60%	66.60%	66.60%
2.3 MW Operating Wind Assets In United State | Other disposals of assets | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Proceeds, net of transaction costs							$ 1,300
73 MW Operating Wind Assets In United State | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Hydro power capacity | MW												73
Proceeds, net of transaction costs							$ 21	£ 16
Utility-scale solar & storage | MW		73					73						73
73 MW Operating Wind Assets In United State | Other disposals of assets | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Proceeds, net of transaction costs							$ 82	£ 61
Renewable Operating And Development Platform | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Portion of ownership interest in joint venture sold				3.00%
Proceeds, net of transaction costs	₨ 1.8	$ 19				₨ 1.6	$ 17
Disposal group, percentage sold	10.00%	10.00%	3.00%			7.00%	7.00%	7.00%	7.00%
Renewable Operating And Development Platform | Other disposals of assets | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Proceeds, net of transaction costs	₨ 8.9	$ 99				₨ 7.8	$ 86